CASH RESOURCE TRUST
SEMI-ANNUAL REPORT
JANUARY 31, 1997
--------------------------------------------------------------------------------

MESSAGE FROM THE CHAIRMAN AND PRESIDENT

It is our privilege to send you the Cash Resource Trust Semi-Annual Report for the period ended January 31, 1997.* The Cash Resource Trust is part of a diversified family of funds offered by Mentor Investment Group, LLC,** an investment advisory firm with more than $10 billion under management. Mentor provides investment management in seven different styles to a broad spectrum of investors.

As you know, the CRT money market funds are invested to seek as high a rate of current income -- or, in the case of the Cash Resource Tax-Exempt Money Market Fund, as high a rate of current income exempt from federal income tax -- as the investment advisor believes to be consistent with preservation of capital and maintenance of liquidity. Since our last report to you, for the year ended July 31, 1996, two portfolios have been added to the Cash Resource Trust: The California Tax-Exempt Money Market Fund, and the New York Tax-Exempt Money Market Fund.

The Funds are managed according to a conservative policy that places strong emphasis on credit research. We carefully review each investment and do not sacrifice quality to attain a higher yield. While the managers seek to invest the Funds in accordance with this process, there is no guarantee that it will result in investment success. An investment in the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that they will maintain a stable net asset value of $1.00 per share.

In the pages that follow you will find financial statements for the five CRT Funds, in addition to commentary from members of the management team regarding their investment strategy and outlook.

Thank you for your continuing investment in the Funds.

Sincerely,

/s/ Daniel J. Ludeman                                     /s/ Paul F. Costello
-------------------------                               ----------------------
Daniel J. Ludeman                                         Paul F. Costello
CHAIRMAN                                                  PRESIDENT

*FOR MORE INFORMATION AND A PROSPECTUS FOR THE CASH RESOURCE TRUST, PLEASE CALL US, (800)382-0016, OR CONTACT YOUR FINANCIAL CONSULTANT. THE PROSPECTUS CONTAINS COMPLETE INFORMATION ABOUT FEES, SALES CHARGES, AND EXPENSES. PLEASE READ THEM CAREFULLY BEFORE INVESTING OR SENDING MONEY.

**MENTOR INVESTMENT ADVISORS, LLC/DBA MENTOR INVESTMENT GROUP, LLC

CASH RESOURCE TRUST SEMI-ANNUAL REPORT
MANAGERS' OVERVIEW
JANUARY 31, 1997
--------------------------------------------------------------------------------

The five portfolios of the Cash Resource Trust (CRT), managed by Mentor Investment Group, are invested in accordance with conservative standards which place primary emphasis on liquidity and safety of principal.

 * The CRT Money Market Fund is a diversified portfolio of fixed income securities, including commercial paper, bank obligations, and other short-term investments.

 * The CRT U.S. Government Money Market Fund is invested entirely in securities backed by the U.S. Government or its agencies, and related repurchase agreements.

 * The CRT Tax-Exempt Money Market Fund is structured to generate income exempt from federal income tax.

 * The CRT California Tax-Exempt Money Market Fund is structured to generate income exempt from both federal and California State income tax.

 * The CRT New York Tax-Exempt Money Market Fund is structured to generate income exempt from both federal and New York State income tax.

The six-month period ended January 31, 1997 was an unusual one for the short-term fixed-income markets. It was a period in which Federal Reserve policy remained unchanged, yet it was a period in which the markets nonetheless saw considerable volatility, buffeted by speculation over future Fed policy.

During the second half of the period, economic statistics settled into a remarkable pattern of fair to moderate growth, coupled with low inflation. In short, the economy seemed to be moving ahead at just the right speed, requiring the application of neither the accelerator nor the brake. For that reason, as it had all year, the Federal Reserve opted for no change throughout the period.

As the period progressed, the yield curve tended to flatten as expectations of a Fed increase faded. The spread between 90-day and one-year treasury bills, for example, as wide as 0.65% earlier in the year, narrowed to about 0.35%. Our activity centered on the middle portion of the curve, where analyses indicated that buying opportunities existed. Late in the period, however, normal year-end pressures developed and tended to steepen the short end of the curve, and our activity shifted to this area.

CASH RESOURCE TRUST SEMI-ANNUAL REPORT
MANAGERS' OVERVIEW (CONTINUED)
JANUARY 31, 1997
--------------------------------------------------------------------------------

It is simply unlikely that we can continue to walk this most perfect of all tightropes for very long. Either growth will accelerate and lead to inflationary pressures, or we will slip into recession. Evidence seems to favor the former, but whatever lies ahead, our pledge to you is to continue our emphasis on safety and liquidity through high credit standards and conservative investment policies.

We thank you for your confidence.

/s/ R. Preston Nuttall
-----------------------------
R. Preston Nuttall
DIRECTOR OF CASH MANAGEMENT

/s/ Hubert R. White
-----------------------------
Hubert R. White
PORTFOLIO MANAGER

/s/ Kathryn T. Allen
-----------------------------
Kathryn T. Allen
PORTFOLIO MANAGER

                                   THE MENTOR
                               MISSION STATEMENT
                          Our mission is to provide
                          professional investment
                          management services through
                          a firm that is second to
                          none in the quality of its
                          investment process, the
                          skill and training of its
                          professionals, and the
                          commitment, shared by all
                          its associates, to deliver
                          the highest level of service
                          and ethical behavior to
                          clients.

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITY                                                  0.63%
  Capital Equipment Receiving Trust, 5.60%, 10/15/97                                      $  16,581     $   16,581
------------------------------------------------------------------------------------------------------------------
BANKERS ACCEPTANCE                                                     0.57%
  Nationsbank Corporation, 5.35%, 2/03/97                                                    15,000         15,000
------------------------------------------------------------------------------------------------------------------

BANK NOTES                                                             3.41%
  Bank of America, 5.48%, 4/16/97                                                            30,000         30,000
  First Tennessee Bank, 5.40%, 4/17/97                                                       15,000         15,000
  First Tennessee Bank, 5.40%, 4/17/97                                                       25,000         25,000
  Mellon Bank, 5.50%, 4/07/97                                                                20,000         20,000
------------------------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                                            90,000
------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT                                               10.58%
  Bank of Montreal, 5.32%, 2/24/97                                                           50,000         50,000
  Bank of Montreal, 5.40%, 4/25/97                                                           50,000         50,000
  Deutsche Bank Financial, Inc., 5.41%, 4/21/97                                              49,000         49,000
  Regions Bank, 5.37%, 3/10/97                                                               30,000         30,000
  Regions Bank, 5.43%, 5/06/97                                                               20,000         20,000
  Societe Generale, Inc., 5.92%, 9/17/97                                                     80,000         80,147
------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                              279,147
------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER                                                      48.15%

ASSET-BACKED SECURITIES                                                          5.81%
  Greenwich Funding Corporation, 5.33%, 2/07/97 (a)                                          52,811         52,780
  Greenwich Funding Corporation, 5.30%, 2/19/97 (a)                                          27,000         26,936
  Monte Rosa Capital Corporation, 5.31%, 2/14/97                                             32,400         32,347
  Monte Rosa Capital Corporation, 5.32%, 2/21/97                                             41,387         41,277
------------------------------------------------------------------------------------------------------------------
Total Asset Backed Securities                                                                              153,340
------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS                                                                12.77%
  ABN-Amro North America Finance, Inc., 5.28%, 5/15/97                                       70,000         68,963
  Nationsbank Corporation, 5.28%, 3/03/97                                                    50,406         50,199

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
  COMMERCIAL BANKS (CONTINUED)
  Societe Generale Inc., 5.37%, 2/07/97                                                   $  20,000     $   19,988
  Svenska Handelsbanken, 5.35%, 4/16/97                                                      50,000         49,465
  Svenska Handelsbanken, 5.37%, 7/30/97                                                      50,000         48,680
  UBS Union Bank Switzerland, 5.33%, 2/13/97                                                100,000         99,852
------------------------------------------------------------------------------------------------------------------
Total Commercial Banks                                                                                     337,147
------------------------------------------------------------------------------------------------------------------

ELECTRIC SERVICES                                                                0.46%
  Rincon Securities, Inc., 5.31%, 2/20/97                                                     4,000          3,990
  Rincon Securities, Inc., 5.33%, 3/17/97                                                     8,100          8,050
------------------------------------------------------------------------------------------------------------------
Total Electric Services                                                                                     12,040
------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES                                                               0.68%
  Fletcher Challenge Finance USA, Inc., 5.42%, 3/19/97                                       12,500         12,417
  Fletcher Challenge Finance UK, 5.42%. 3/19/97                                               5,500          5,464
------------------------------------------------------------------------------------------------------------------
Total Financial Services                                                                                    17,881
------------------------------------------------------------------------------------------------------------------

HEALTH CARE                                                                      2.22%
  Holy Cross Health Systems Corporation, 5.39%, 2/04/97                                      58,500         58,491
------------------------------------------------------------------------------------------------------------------

MOTOR VEHICLES AND CAR BODIES                                                    3.77%
  Ford Motor Credit Company, 5.34%, 2/05/97                                                  50,000         49,985
  Ford Motor Credit Company, 5.31%, 4/07/97                                                  50,000         49,535
------------------------------------------------------------------------------------------------------------------
Total Vehicles and Car Bodies                                                                               99,520
------------------------------------------------------------------------------------------------------------------

RENTAL & LEASING                                                                 3.69%
  General Electric Capital, 5.27%, 5/19/97                                                   50,000         49,231
  General Electric Capital, 5.38%, 9/25/97                                                   50,000         48,252
------------------------------------------------------------------------------------------------------------------
Total Rental & Leasing                                                                                      97,483
------------------------------------------------------------------------------------------------------------------

SECURITY BROKERS & DEALERS                                                      18.75%
  Bear Stearns Companies, Inc., 5.36%, 4/02/97                                              100,000         99,136

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
  SECURITY BROKERS & DEALERS (CONTINUED)
  CS First Boston, 5.33%, 4/09/97                                                         $  50,000     $   49,520
  Dean Witter Discover, 5.31%, 3/24/97                                                       25,000         24,819
  Dean Witter Discover, 5.32%, 2/14/97                                                       25,000         24,959
  Goldman Sachs Group, 5.30%, 5/16/97                                                        50,000         49,249
  Goldman Sachs Group, 5.30%, 6/13/97                                                        25,000         24,522
  Goldman Sachs Group, 5.32%, 4/25/97                                                        25,000         24,701
  Merrill Lynch & Company, Inc., 5.35%, 4/03/97                                              50,000         49,562
  Merrill Lynch & Company, Inc., 5.38%, 6/23/97                                              50,000         48,954
  Morgan Stanley Group, 5.32%, 2/07/97                                                       50,000         49,971
  Morgan Stanley Group, 5.34%, 4/25/97                                                       50,000         49,399
------------------------------------------------------------------------------------------------------------------
Total Security Brokers & Dealers                                                                           494,792
------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER                                                                                   1,270,694
------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS                                                            0.48%
  Evans Street Properties, 5.45%, 1/01/08                                                     3,700          3,700
  Walker & Associates, 5.45%, 7/01/11                                                         9,000          9,000
------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS                                                                                 12,700
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES AND AGENCIES                                          7.20%
  Federal Home Loan Bank, 5.35%-5.39%, 2/14/97-12/10/97 (b)                                 105,000        104,967
  Student Loan Marketing Association, 5.37%-5.42%, 6/12/97-2/22/99
     (b)                                                                                     85,000         84,998
------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES AND AGENCIES                                                              189,965
------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS                                                           29.04%
  Dean Witter
     Dated 1/31/97, 5.58%, due 2/03/97 (e)                                                  100,000        100,000

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                         PERCENT OF       PRINCIPAL       VALUE
                                                                         NET ASSETS        AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

  First Boston
     Dated 1/31/97, 5.58%, due 2/03/97, collateralized by
     $312,550 Federal Home Loan Mortgage Corporation,
     7.00%, 11/01/26, (Market Value $306,006)                                             $ 300,000     $  300,000

  Goldman, Sachs & Company
     Dated 1/31/97, 5.49%, due 2/03/97, collateralized by
     $256,446 Federal Home Loan Mortgage Corporation,
     7.00%, 12/01/25-11/01/26, (Market Value $251,477)                                      246,447        246,447

  Merrill Lynch & Company, Inc.
     Dated 1/31/97, 5.60%, due 2/03/97, collateralized by
     $40,662,072 Federal National Mortgage Association,
     8.00%, 12/01/25, (Market Value $41,463); $84,300 Federal Home
     Loan Mortgage Corporation,
     7.00%, 1/01/27, (Market Value $82,640)                                                 120,000        120,000
------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                                766,447
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $2,640,534) (D)                               100.06%                            2,640,534
------------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                                  (0.06%)                      (1,596)
------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            100.00%                           $2,638,938
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997
(IN THOUSANDS)

                                                                       PERCENT OF      PRINCIPAL       VALUE
                                                                       NET ASSETS       AMOUNT        (NOTE 2)
---------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES AND AGENCIES                                      54.61%
  Federal Home Loan Bank
     5.23%-5.29%, 3/26/97-9/05/97                                                      $ 258,135     $  254,988
     5.35%-5.39%, 2/14/97-12/10/97 (b)                                                   115,000        114,967
  Federal Home Loan Mortgage Corporation
     5.21%-5.25%, 2/18/97-4/30/97                                                        281,577        279,348
  Federal National Mortgage Association
     5.21%-5.30%, 2/03/97-10/15/97                                                       454,995        449,924
     5.07%, 1/15/98 (b)                                                                  100,000         99,954
  Student Loan Marketing Association
     5.35%-5.42%, 5/08/97-2/08/99 (b)                                                    270,000        269,999
---------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES AND AGENCIES                                                         1,469,180
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS                                                        45.48%
  Dean Witter
     Dated 1/31/97, 5.58%, due 2/03/97 (f)                                               100,000        100,000

  First Boston
     Dated 1/31/97, 5.58%, due 2/03/97,
     collateralized by $125,020 Federal Home Loan
     Mortgage Corporation, 7.00%, 11/01/26,
     (Market Value $122,402)                                                             120,000        120,000

  Goldman, Sachs & Company
     Dated 1/31/97, 5.49%, due 2/03/97, collateralized by $399,164
     Federal Home Loan Mortgage Corporation, 7.00%,
     6/02/26-11/01/26, (Market Value $391,430)                                           383,602        383,602

  Lehman Brothers, Inc.
     Dated 1/31/97, 5.50%, due 2/03/97,
     collateralized by $57,386 Federal Home
     Loan Mortgage Corporation, 7.00%-9.50%
     4/01/25-1/01/27, (Market Value $58,537);
     $63,633 Federal National
     Mortgage Association, 7.00%-9.50%,
     3/01/25-4/01/25, (Market Value $65,001)                                             120,000        120,000

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                       PERCENT OF      PRINCIPAL       VALUE
                                                                       NET ASSETS       AMOUNT        (NOTE 2)
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (CONTINUED)

Merril Lynch & Company, Inc.
  Dated 1/31/97, 5.60%, due 2/03/97, collateralized by
  $305,354 Federal National Mortgage Association,
  5.50%-9.50%, 1/01/09-12/01/25
  (Market Value $299,335); $115,944
  Federal Home Loan Mortgage Corporation, 7.00%,
  12/01/08-1/01/27, (Market Value $113,846)                                            $ 400,000     $  400,000

  United Bank of Switzerland
     Dated 1/31/97, 5.57%, due 2/03/97 (g)                                               100,000        100,000
---------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                           1,223,602
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $2,692,782) (D)                                     100.09%                   2,692,782
---------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                               (0.09%)                      (2,602)
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                  100.00%                  $2,690,180
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B)                                         53.04%
ALABAMA                                                                 2.18%
  Montgomery Baptist Medical Center, Series B
     3.55%, 12/01/30                                                              $ 4,500      $  4,500
  University of Alabama Board of Trustees,
     3.60%, 10/01/13                                                               11,400        11,400
-------------------------------------------------------------------------------------------------------
                                                                                                 15,900
-------------------------------------------------------------------------------------------------------
ARIZONA                                                                 4.40%
  Apache County IDA Tucson Electric Power
     Company Project, 3.55%, 6/15/20                                               10,000        10,000
  Arizona Health Facility Authority Pooled
     Loan Program, 3.55%, 10/01/15                                                  5,000         5,000
  Coconino City Tuscon Gas & Electric
     Service PCRB, Series A, 3.65%, 5/01/31                                         8,800         8,800
  County of Pima Arizona IDA Tucson
     Retirement Center, 3.55%, 1/01/09                                              8,300         8,300
-------------------------------------------------------------------------------------------------------
                                                                                                 32,100
-------------------------------------------------------------------------------------------------------
CALIFORNIA                                                              1.33%
  Anaheim C.O.P., Series 1993, 3.40%, 8/01/19                                       2,200         2,200
  Chula Vista IDRB San Diego Gas & Electric,
     3.80%, 12/01/21                                                                3,500         3,500
  Pasadena California C.O.P. Rose Bowl
     Improvements, 3.50%, 12/01/16                                                  4,000         4,000
-------------------------------------------------------------------------------------------------------
                                                                                                  9,700
-------------------------------------------------------------------------------------------------------
COLORADO                                                                0.93%
  Colorado Student Obligation Bond
     Authority Series A, 3.55%, 3/01/24                                             1,200         1,200
  Denver City MFHB Seasons Apartments
     Project, 3.60%, 10/01/06                                                       5,600         5,600
-------------------------------------------------------------------------------------------------------
                                                                                                  6,800
-------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA                                                    1.10%
  District of Columbia Health Facility Army
     Distaff Foundation, 3.55%, 2/01/21                                             8,047         8,047
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B) (CONTINUED)
GEORGIA                                                                 0.69%
  Burke County PCRB Ogelthorpe Corporation,
     Series A, 3.50%, 1/01/19                                                     $ 5,000      $  5,000
-------------------------------------------------------------------------------------------------------
IOWA                                                                    0.69%
  Student Loan Revenue Bond Series B,
     3.55%, 12/01/13                                                                5,000         5,000
-------------------------------------------------------------------------------------------------------
ILLINOIS                                                                5.15%
  Chicago O'Hare International Airport (American
     Airlines), Series 1983C, 3.60%, 1/01/18                                        7,700         7,700
  City of Chicago-O'Hare International Airport
     Revenue Bond, Series B, 3.66%, 1/01/18                                         2,000         2,000
  Illinois DFA (Grayhill, Inc. Project)
     IDRB, 3.75%, 2/01/05                                                           3,150         3,150
  Illinois DFA PCRB, 3.50%, 12/01/05                                                1,700         1,700
  Illinois DFA (Flinn Scientific Project), 3.75%, 10/01/15                          4,760         4,760
  Illinois HFA (West Suburban Hospital), 3.50%, 7/01/05                             3,200         3,200
  Illinois Student Assistance Loan Revenue Bond,
     Series A, 3.60%, 3/01/06                                                      15,000        15,000
-------------------------------------------------------------------------------------------------------
                                                                                                 37,510
-------------------------------------------------------------------------------------------------------
INDIANA                                                                 2.59%
  Fort Wayne Hospital Authority (Parkview Memorial
     Hospital), Series B, 3.55%, 1/01/16                                            8,750         8,750
  Indiana Health Facility Financial Authority (Deaconess
     Hospital), 3.55%, 1/01/22                                                     10,100        10,100
-------------------------------------------------------------------------------------------------------
                                                                                                 18,850
-------------------------------------------------------------------------------------------------------
KENTUCKY                                                                0.34%
  Kentucky Higher Education Student Loan,
     3.65%, 6/01/26                                                                 2,500         2,500
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B) (CONTINUED)
LOUISIANNA                                                              5.50%
  Louisiana PFA Hospital Revenue (Willis-Knighton
     Medical Project), 3.45%, 9/01/23                                             $13,400      $ 13,400
  Louisiana State Offshore Loop Inc., Series A,
     3.55%, 9/01/08                                                                85,300         5,300
  New Orleans Aviation Revenue Refund, Series A
     3.40%, 8/05/15                                                                 9,900         9,900
  St. James Parish PCRB (Occidental Petroleum),
     3.50%, 10/01/18                                                               11,500        11,500
-------------------------------------------------------------------------------------------------------
                                                                                                 40,100
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS                                                           0.63%
  Massachusetts State Independent Financial Agency,
     (Whitehead Institutional Biomedical), 3.45%, 7/01/26                           4,600         4,600
-------------------------------------------------------------------------------------------------------
MARYLAND                                                                1.77%
  Anne Arundel County (Oakland Hills Project),
     3.55%, 5/15/15                                                                 2,052         2,052
  Howard County Revenue Bond, (Harmony Hall, Inc. Project),
     3.55%, 10/01/10                                                                2,868         2,868
  Maryland State Health & Higher Education,
     Series B, Pooled Loan Program, 3.45%, 4/01/35                                  8,000         8,000
-------------------------------------------------------------------------------------------------------
                                                                                                 12,920
-------------------------------------------------------------------------------------------------------
MONTANA                                                                 0.96%
  Forsyth PCRB (Pacific Corporation
     Project), 3.65%, 1/01/18                                                       7,000         7,000
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA                                                          1.99%
  Durham County Water & Sewer, 3.45%, 12/01/15                                      4,800         4,800
  Lincoln County Industrial Facility PCRB
     Series 1994, 3.70%, 8/01/09                                                    5,500         5,500
  North Carolina Education Facilities, (Bowman
     Grey School Medical), 3.50%, 9/01/20                                           4,200         4,200
-------------------------------------------------------------------------------------------------------
                                                                                                 14,500
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B) (CONTINUED)
NEW HAMPSHIRE                                                           1.67%
  New Hampshire Health and Higher Education,
     (VHA) Series B, 3.55%, 12/01/25                                              $12,125      $ 12,125
-------------------------------------------------------------------------------------------------------
NEW MEXICO                                                              0.28%
  Albuquerque Gross Receipts Lodgers Tax,
     Series A, 3.55%, 7/01/22                                                       2,050         2,050
-------------------------------------------------------------------------------------------------------
NEW YORK                                                                1.99%
  New York GO Bond, Series D, 3.45%, 2/01/22                                       12,400        12,400
  New York City Housing Development, (East 17th Street
     Properties) Series 1993A, 3.70%, 1/01/23                                         300           300
  New York IDRB (Brooklyn Navy Yard), 3.75%, 7/01/29                                  800           800
  New York City, Series 1995A, 3.75%, 6/15/25                                         300           300
  New York City Cultural Resource Revenue,
     (Solomon R. Guggenheim), Series B, 3.50%, 12/01/15                               400           400
  New York State LGAC, Series G, 3.35%, 4/01/25                                       300           300
-------------------------------------------------------------------------------------------------------
                                                                                                 14,500
-------------------------------------------------------------------------------------------------------
OHIO                                                                    0.82%
  Ohio State Air Quality Authority, Series A, 3.55%, 4/01/28                        6,000         6,000
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA                                                            1.36%
  Sayre Pennsylvania Health Care Facility, (VHA
     Capital Finance Project), 3.50%, 12/01/20                                      9,900         9,900
-------------------------------------------------------------------------------------------------------
SOUTH CAROLINA                                                          1.27%
  South Carolina Jobs (Presbyterian Home of SC),
     3.60%, 12/01/21                                                                9,250         9,250
-------------------------------------------------------------------------------------------------------
TENNESSEE                                                               0.63%
  Nashville and Davidson County Health
     and Education Facility, 3.55%, 5/01/20                                         4,615         4,615
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B) (CONTINUED)
TEXAS                                                                   7.46%
  Brazos River Texas Harbor, 3.70%, 4/01/31                                       $ 8,600      $  8,600
  Brazos Texas Higher Education, Series B-1, 3.55%, 6/01/23                         2,000         2,000
  Calhoun County Texas IDRB (Formosa Plastics Corporation
     Project), 3.60%, 11/01/15                                                     28,500        28,500
  Red River Authority Texas PCRB (Southwestern Public
     Service), 3.50%, 7/01/16                                                       5,000         5,000
  Texas Health Facility Authority, Series 1985B,
     3.50%, 8/01/25                                                                10,300        10,300
-------------------------------------------------------------------------------------------------------
                                                                                                 54,400
-------------------------------------------------------------------------------------------------------
VIRGINIA                                                                6.02%
  Arlington County (Ballston Public
     Parking), 3.55%, 8/01/17                                                       3,650         3,650
  Botetourt County IDRB (Emkay Holdings
     Project), 3.60%, 10/01/05                                                      2,700         2,700
  Capital Regional Airport Series 1995C,
     3.50%, 7/01/23                                                                 4,000         4,000
  Hampton Roads Regional Jail, Series 1996B,
     3.50%, 7/01/16                                                                 6,500         6,500
  Hanover County IDRB (Carter Machinery),
     3.55%, 11/01/98                                                                  500           500
  Henrico County IDA (Hermitage Project),
     3.70%, 5/01/24                                                                 2,500         2,500
  Louisa County IDA Virginia Muncipal Bond
     Fund, 3.55%, 1/01/20                                                           7,500         7,500
  Lynchburg IDA (VHA Mid-Atlantic) Series G,
     3.55%, 12/01/25                                                                  500           500
  Newport News MFHB, (Oxford Project),
     3.55%, 11/01/06                                                                8,700         8,700
  Richmond IDB (Commonwealth Park),
     3.60%, 11/01/07                                                                1,364         1,364
  Roanoke IDRB (Quibell Corporate Project),
     3.55%, 9/01/15                                                                   292           292
  Spotsylvania City IDA Residential Care
     Facilities, 3.55%, 10/01/20                                                    4,684         4,684

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B) (CONTINUED)
VIRGINIA (CONTINUED)
  Tazewell County IDRB (Coal Fillers, Inc.)
     3.75%, 1/01/03                                                               $ 1,000      $  1,000
-------------------------------------------------------------------------------------------------------
                                                                                                 43,890
-------------------------------------------------------------------------------------------------------
WEST VIRGINIA                                                           0.74%
  West Virginia State Hospital, (VHA Midatlantic) Series G,
     3.55%, 12/01/25                                                                5,400         5,400
-------------------------------------------------------------------------------------------------------
WYOMING                                                                 0.55%
  Sweetwater County PCRB (Pacific Corporation Project),
     Series A, 3.50%, 7/01/15                                                       4,000         4,000
-------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                                386,657
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES                                     49.89%
ALABAMA                                                                 0.38%
  IDB of Fairfield, (USX Corporation Project), Series 1995,
     3.65%, 3/03/97                                                                 2,775         2,775
-------------------------------------------------------------------------------------------------------
ARIZONA                                                                 5.56%
  Meza Municipal Development Corporation,
     3.45%, 4/10/97                                                                 3,500         3,500
  Salt River Project, 3.40%, 2/10/97                                               29,400        29,400
  Spec Fund of the Industrial Committee of AZ,
     Refunding C.O.P.'s, 3.40%, 2/20/97                                             7,600         7,600
-------------------------------------------------------------------------------------------------------
                                                                                                 40,500
-------------------------------------------------------------------------------------------------------
COLORADO                                                                0.41%
  State of Colorado General Fund TRANS, Series A, 4.50%,
     6/27/97                                                                        3,000         3,007
-------------------------------------------------------------------------------------------------------
FLORIDA                                                                 0.80%
  Putnam County Development Authority
     (Seminole Electric) Series 1984, 3.45%, 6/15/97                                5,800         5,800
-------------------------------------------------------------------------------------------------------
GEORGIA                                                                 0.15%
  Burke County PCRB, Series A, 3.60%, 2/11/97                                       1,100         1,100
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
ILLINOIS                                                                2.92%
  Chicago Illinois GO Tender Note,
     3.10%-3.55%, 2/04/97-10/31/97                                                $21,300      $ 21,300
-------------------------------------------------------------------------------------------------------
INDIANA                                                                 1.10%
  Jasper City PCRB, Series D, 3.40%, 5/21/97                                        8,000         8,000
-------------------------------------------------------------------------------------------------------
KENTUCKY                                                                1.40%
  Clark City PCRB (Kentucky Power)
     Series J-2, 3.65%, 4/15/97                                                     6,920         6,920
  Pulaski County Solid Waste Project,
     Series B, 3.70%, 2/15/97                                                       3,300         3,300
-------------------------------------------------------------------------------------------------------
                                                                                                 10,220
-------------------------------------------------------------------------------------------------------
LOUISIANA                                                               0.89%
  Plaquemines Port Harbor Terminal,
     Series C, 3.70%, 2/06/97                                                       6,500         6,500
-------------------------------------------------------------------------------------------------------
MARYLAND                                                                0.69%
  Montgomery County, BANS Series 1995
     3.45%, 4/01/97                                                                 5,000         5,000
-------------------------------------------------------------------------------------------------------
MICHIGAN                                                                0.89%
  Michigan Municipal Bond Authority,
     Series 1996D, 4.50%, 9/19/97                                                   3,000         3,010
  Michigan State PCRB (Dow Chemical)
     3.55%, 2/13/97                                                                 3,500         3,500
-------------------------------------------------------------------------------------------------------
                                                                                                  6,510
-------------------------------------------------------------------------------------------------------
MINNESOTA                                                               0.76%
  Rochester Health Care (Mayo Foundation)
     Series C, 3.40%, 2/14/97                                                       3,550         3,550
  University of Minnesota Revenue Bond,
     Series 1985H, 3.35%, 3/10/97                                                   2,000         2,000
-------------------------------------------------------------------------------------------------------
                                                                                                  5,550
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
MISSOURI                                                                1.27%
  Missouri Water Utility, Series 1986, 3.50%, 2/14/97                             $ 9,250      $  9,250
-------------------------------------------------------------------------------------------------------
MISSISSIPPI                                                             0.97%
  Claiborne County PCRB, 3.50%-3.55%,
     2/03/97-4/07/97                                                                7,100         7,100
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA                                                          1.37%
  North Carolina Power Agency Series B,
     3.50%, 3/11/97                                                                10,000        10,000
-------------------------------------------------------------------------------------------------------
NEW JERSEY                                                              0.80%
  Parsippany-Troy Hills Township BANS, 4.25%, 10/31/97                              5,770         5,792
-------------------------------------------------------------------------------------------------------
NEW YORK                                                                5.11%
  Nassau County BANS, Series A, 4.25%, 8/15/97                                      5,400         5,419
  New York State BANS, Series S, 3.35%, 2/06/97                                    10,700        10,700
  New York City GO TECP, 3.45%, 2/20/97                                             1,700         1,700
  New York City TRANS, Series A, 4.50%, 2/12/97                                     3,000         3,000
  New York City RANS, Series A, 4.50%, 4/15/97                                     10,000        10,018
  New York Dorm Authority, (Sloan-Kettering Cancer Center),
     3.40%, 2/20/97                                                                 5,700         5,700
  New York State Environment Project, Series 1992A 3.40%,
     2/26/97                                                                          700           700
-------------------------------------------------------------------------------------------------------
                                                                                                 37,237
-------------------------------------------------------------------------------------------------------
TEXAS                                                                  12.61%
  Brazos Harbor IDB Series 1986, 3.55%, 5/22/97                                     3,700         3,700
  Harris City Health Care Sisters of Charity,
     3.45%-3.50%, 2/10/97-2/18/97                                                  14,600        14,600
  Houston TRANS, 4.50%, 6/30/97                                                     5,000         5,014
  Houston TECP Series B, 3.35%, 2/20/97                                             5,000         5,000
  Houston Water & Sewer TECP, 3.55%, 2/20/97                                        5,000         5,000
  Plano Health Facilities (Childrens & Presbyterian
     Hospital) 3.45%, 2/10/97                                                       7,000         7,000
  San Antonio Electric & Gas TECP Series A, 3.50%-3.55%,
     3/12/97                                                                       22,300        22,300

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                 SHARES OR
                                                                 PERCENT OF      PRINCIPAL      VALUE
                                                                 NET ASSETS       AMOUNT       (NOTE 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
TEXAS (CONTINUED)
  State of Texas TRANS, 4.75%, 8/29/97                                            $27,115      $ 27,278
  Texas A & M University, Series B, 3.45%, 2/12/97                                  2,000         2,000
-------------------------------------------------------------------------------------------------------
                                                                                                 91,892
-------------------------------------------------------------------------------------------------------
VIRGINIA                                                                6.96%
  Chesterfield County IDA, Series 1987B (VEPCO),
     3.45%-3.60%, 2/10/97-2/28/97                                                  10,400        10,400
  Fairfax County, Series B, 6.85%, 4/01/97                                            700           709
  Fairfax County (Inova Health Systems),
     Series 1993B, 3.45%, 2/07/97                                                   3,300         3,300
  Falls Church IDRB, 3.65%, 5/01/97                                                   500           500
  Newport News GO, Series E, 7.25%, 1/01/98                                         1,000         1,032
  Virginia HDA Commonwealth Mortgage,
     Series H, 3.40%, 7/22/97                                                      15,000        14,992
  Virginia GO BANS, Series 1995, 3.40%, 4/08/97                                    12,820        12,820
  York County IDA (VEPCO), 3.60%,
     2/10/97-4/04/97                                                                7,000         7,000
-------------------------------------------------------------------------------------------------------
                                                                                                 50,753
-------------------------------------------------------------------------------------------------------
WISCONSIN                                                               0.69%
  City of Milwaukee, Short-Term School Order Notes, Series
     1996B, 4.25%, 8/21/97                                                          5,000         5,012
-------------------------------------------------------------------------------------------------------
WEST VIRGINIA                                                           3.32%
  West Virginia HDA Interim Financing Notes, Series 1996F,
     3.45%, 2/28/97                                                                24,200        24,200
-------------------------------------------------------------------------------------------------------
OTHER                                                                   0.86%
  AIM-TFIC Institutional, 3.40%, 2/03/97                                            5,000         5,000
  PNC Municash, 3.48%, 2/03/97                                                      1,273         1,273
-------------------------------------------------------------------------------------------------------
                                                                                                  6,273
-------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                               363,771
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $750,428) (D)                            102.94%                        750,428
-------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                     (2.94%)                       (21,422)
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                       100.00%                       $729,006
-------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B)                                               57.32%

  ABAG Finance Authority 1993 C.O.P.,
     3.40%, 1/01/23                                                                      $ 3,300      $  3,300
  Anaheim C.O.P. 1993 Refunding Project,
     3.4%, 8/01/19                                                                         3,800         3,800
  CA HFA Revenue Bond (Adventist Health)
     Series A, 3.40%, 8/01/21                                                              3,500         3,500
  CA PCRB (Contra Costa Waste) Series A,
     3.55%, 12/01/10                                                                       2,000         2,000
  CA PCRB (Sanger Project) Series A,
     3.50%, 9/01/20                                                                        3,000         3,000
  CA PCRB (Shell Martiniz Refining) Series A,
     3.60%, 10/01/31                                                                       3,000         3,000
  CA PCRB (Western Waste), 3.43%, 12/01/00                                                 2,200         2,200
  CA Statewide Community Development,
     3.60%, 4/01/11                                                                        2,200         2,200
  Chula Vista IDRB (San Diego Gas & Electric)
     3.80%, 12/01/21                                                                       1,500         1,500
  Corona MFHB (Country Hills Project), Series B,
     3.45%, 2/01/20                                                                        3,000         3,000
  Fremont MFHB (Creekside Village Apartments),
     Series D, 3.42%, 9/01/07                                                              3,000         3,000
  Irvine Public Facilities Capital Improvement,
     3.45%, 11/01/10                                                                       3,400         3,400
  Los Angeles County Pension Obligation, Series C,
     3.40%, 6/30/07                                                                        3,000         3,000
  Redlands C.O.P. (Sewer Facilities), 3.50%, 9/01/17                                       1,110         1,110
  Riverside City TRANS, Series B, 3.45%, 6/30/97                                           3,100         3,100
  San Francisco City & County MFHB
     (Rincon Center Project), Series B, 3.45%, 12/01/06                                    1,010         1,010
  Simi Valley Public Finance Authority Lease
     Revenue, 3.50%, 9/01/15                                                               3,000         3,000
  Southern California Public Power Authority Power
     Project Revenue Bonds 1996, Series C, 3.40%, 7/01/17                                  2,000         2,000
--------------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT SECURITIES                                                               47,120
--------------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                        SHARES OR
                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

OTHER TAX-EXEMPT SECURITIES                                                   40.68%

  CA PCRB (Dow Chemical), Series 1985,
     3.30%, 2/24/97                                                                      $ 2,500      $  2,500
  CA PCRB Pacific Gas & Electric,
     3.25%-3.30%, 2/20/97-5/19/97                                                          5,000         5,000
  CA PCRB (Southern California), Series 1985 A,
     3.30 %, 2/25/97                                                                       3,000         3,000
  City of San Diego IDRB, 3.30%, 2/27/97                                                   2,000         2,000
  Commonwealth-Puerto Rico TRANS, Series A,
     4.00%, 7/30/97                                                                        3,200         3,209
  Los Angeles City Metropolitan,
     3.40%, 3/20/97                                                                        4,000         4,000
  Los Angeles USD TRANS, 4.50%, 9/30/97                                                    4,000         4,027
  Puerto Rico GDB TECP, 3.35%, 2/03/97                                                     4,700         4,700
  Sacremento Muni Utilities,
     3.25%-3.30%, 2/26/97-5/21/97                                                          5,000         5,000
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                                       33,436
--------------------------------------------------------------------------------------------------------------

OTHER                                                                          1.66%
  California Money Fund, 3.39%, 2/03/97                                                    1,366         1,366
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $81,922) (D)                                          99.66%                    81,922
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                  0.34%                       280
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   100.00%                  $ 82,202
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIO OF INVESTMENT.

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

VARIABLE RATE TAX-EXEMPT
  DEMAND SECURITIES (B)                                               64.79%

  NY State GO Bonds 1994, Series A A-5,
     3.65%, 8/01/15-8/01/16                                                              $   300      $    300
  NY City Housing Development (Columbus
     Apartments) MFHB Series A, 3.35%, 3/15/25                                               300           300
  NY City Housing Development (Tribeca Towers)
     MFHB Series A, 3.45%, 12/15/24                                                          300           300
  NY IDRB (Brooklyn Navy Yard), 3.75%, 7/01/29                                               300           300
  NY City Cultural Resource Revenue (American
     Museum of Natural History) Series B,
     3.35%, 4/01/21                                                                          300           300
  NY City Cultural Resource Revenue (Solomon R.
     Guggenheim) Series B, 3.50%, 12/01/15                                                   300           300
  NY State Dormitory Authority (Metropolitan
     Museum of Art) Series A, 3.40%, 7/01/15                                                 300           300
  NY State Energy Electric Facility (LILCO) Series B,
     3.45%, 11/01/23                                                                         400           400
  NY State Energy Resource Development PCRB,
     (NY State Electric & Gas) Series C,
     3.55%, 6/01/29                                                                          320           320
  NY State Housing (Liberty View) Series 1985A,
     3.40%, 11/01/05                                                                         100           100
  NY State HFA (Normandie Court I Project),
     3.45%, 5/15/15                                                                          300           300
  NY State (LGAC) Series C, 3.40%, 4/01/25                                                   400           400
  NY State Medical Care (Pooled Equipment Loan
     Program II) Series A, 3.35%, 11/01/03                                                   300           300
  Niagra Falls Bridge Commission Toll Revenue
     Series A, 3.35%, 10/01/19                                                               300           300
  Port Authority of NY and NJ (Versatile Structure
     Obligation) Series 1996, 3.65%, 8/01/24                                                 300           300
  Suffolk County Water Authority BANS,
     3.45%, 2/08/01                                                                          300           300
  Triborough Bridge and Tunnel Authority,
     Special Obligation, 3.40%, 1/01/24                                                      300           300
--------------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                                         5,120
--------------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                        SHARES OR
                                                                        PERCENT OF      PRINCIPAL      VALUE
                                                                        NET ASSETS       AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------------------------------------

OTHER TAX-EXEMPT SECURITIES                                           29.77%

  City of Mount Vernon, New York School District
     5.40%, 2/01/97                                                                      $   250      $    250
  Commonwealth of Puerto Rico TRANS, Series A,
     4.00%, 7/30/97                                                                          301           301
  Nassau County BANS, Series A, 4.25%, 8/15/97                                               301           301
  NY Dormitory Authority (Sloan Kettering
     Cancer Center) Series 1989C, 3.40%, 2/20/97                                             300           300
  NY State BANS, 3.35%, 2/06/97                                                              300           300
  NY State Environmental Solid Waste Disposal (GE Project) Series
     1992A, 2/26/97                                                                          300           300
  NY State GO, 3.45%, 2/20/97                                                                300           300
  Puerto Rico GDB TECP, 3.35%, 2/03/97                                                       300           300
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                                        2,352
--------------------------------------------------------------------------------------------------------------

OTHER                                                                          3.96%
  PNC Municash, 3.33%, 2/03/97                                                               313           313
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $7,785) (D)                                           98.52%                     7,785
--------------------------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                                  1.48%                       117
--------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            100.00%                         $  7,902
--------------------------------------------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS

BANS - Bond Anticipation Notes            IDB - Industrial Development Bond
CA - California                           IDRB - Industrial Development Revenue
C.O.P. - Certificate Of Participation            Bond
DFA - Development Finance Authority       MFHB - Multi-Family Housing Bond
GO - General Obligation                   NY - New York
HAD - Housing Development Authority       NJ - New Jersey
HFA - Housing Finance Authority           PCRB - Pollution Control Revenue Bond
IDA - Industrial Development Authority    RANS - Revenue Anticipation Notes
                                          TECP - Tax-Exempt Commercial Paper
                                          TRANS - Tax and Revenue Anticipation
                                                  Notes

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

NOTES TO PORTFOLIOS OF INVESTMENTS

(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securites Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees.

(b) Floating Rate Securities -- The rates shown are the effective rates at January 31, 1997.

(c) Interest rates represent annualized yield to date of maturity, except for variable rate securities described in (b).

(d) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(e) Fully collateralized by various U.S. Treasuries and U.S. Agencies Securities with total par value of $134,915, maturity dates of 2/01/97-10/01/32, rates of 5.57%-12.00%, and total market value of $103,172.

(f) Fully collateralized by various U.S. Treasuries and U.S. Agencies Securities with total par value of $117,723, maturity dates of 3/06/97-1/01/27, rates of 5.81%-10.00%, and total market value of $102,602.

(g) Fully collateralized by various U.S. Agencies Securities with total par value of $103,512, maturity dates of 11/15/04-2/1/27, rates of 5.50%-8.50%
    and total market value of $101,943.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                  California    New York
                                                           U.S.         Tax-         Tax-         Tax-
                                                        Government     Exempt       Exempt       Exempt
                                            Money         Money        Money        Money        Money
                                            Market        Market       Market       Market       Market
                                             Fund          Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------------------------------

ASSETS
  Investments, at amortized cost (Note 2)
     Investment securities                $1,874,087   $1,469,180     $750,428     $ 81,922      $7,785
     Repurchase agreements                   766,447    1,223,602            -            -           -
--------------------------------------------------------------------------------------------------------
     Total investments                     2,640,534    2,692,782      750,428       81,922       7,785
  Receivables
     Interest receivable                       5,474        4,388        4,350          386          33
  Deferred expenses (Note 2)                      51          236           51            6           -
  Other                                           71            -            -           19          97
--------------------------------------------------------------------------------------------------------
     Total assets                          2,646,130    2,697,406      754,829       82,333       7,915
--------------------------------------------------------------------------------------------------------

LIABILITIES
  Payables
     Dividends                                 5,989        6,124        1,021          107          10
     Investments purchased                         -            -       24,701            -           -
     Accrued distribution fee
       (Note 3)                                  228          242           54            6           -
     Accrued transfer agent fee                  465          549            -            7           -
     Accrued expenses and other
       liabilities                               510          311           47           11           3
--------------------------------------------------------------------------------------------------------
     Total liabilities                         7,192        7,226       25,823          131          13
--------------------------------------------------------------------------------------------------------
NET ASSETS                                $2,638,938   $2,690,180     $729,006     $ 82,202      $7,902
--------------------------------------------------------------------------------------------------------

  Shares outstanding                       2,638,968    2,690,173      729,008       82,202       7,902
  Net asset value per share               $     1.00    $    1.00     $   1.00     $   1.00      $ 1.00
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                             California    New York
                                                        U.S.        Tax-        Tax-         Tax-
                                                     Government    Exempt      Exempt       Exempt
                                           Money       Money       Money       Money        Money
                                          Market       Market      Market      Market       Market
                                           Fund         Fund        Fund       Fund*        Fund*
---------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                $45,497     $ 55,398    $9,145        $465         $ 38
---------------------------------------------------------------------------------------------------

EXPENSES
  Distribution fee (Note 3)                 3,141        3,889       852          46            4
  Management fee (Note 3)                   1,583        1,946       557          30            2
  Transfer agent fee (Note 3)               1,730        1,723       226          14            2
  Custodian and accounting fees
     (Note 3)                                 324          415        99           5            1
  Shareholder reports                         171          184        17           1            -
  Registration fees                           135          124        56           5            2
  Professional fees                            56           65        15           1            -
  Organizational expenses                       6           27         5           -            -
  Directors' fees                               6            7         2           -            -
  Other                                        16           19         4           1            -
---------------------------------------------------------------------------------------------------
     Total expenses                         7,168        8,399     1,833         103           11
---------------------------------------------------------------------------------------------------
Deduct
  Waiver of management fee (Note 3)             -            -         -           -            2
---------------------------------------------------------------------------------------------------
Net expenses                                7,168        8,399     1,833         103            9
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      38,329       46,999     7,312         362           29
---------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
     investments sold                         (30)          60         -           -            -
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                         $38,299     $ 47,059     $7,312       $362         $ 29
---------------------------------------------------------------------------------------------------

*For the period from December 9, 1996 (commencement of operations) to January 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                          Money Market
                                                                                              Fund
                                                                                   ---------------------------
                                                                                   Six Months
                                                                                      Ended            Year
                                                                                     1/31/97          Ended
                                                                                   (Unaudited)       7/31/96
--------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
OPERATIONS
  Net investment income                                                            $   38,329       $   25,677
  Net realized gain (loss) on investments sold                                            (30)               -
--------------------------------------------------------------------------------------------------------------
       Increase in net assets from operations                                          38,299           25,677

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                               (38,329)         (25,677)
  Net realized gain on investments                                                          -                -
--------------------------------------------------------------------------------------------------------------
       Net decrease from distributions                                                (38,329)         (25,677)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)
  Net proceeds from sale of shares                                                  5,551,087        3,001,684
  Reinvestment of dividends                                                            33,684           25,161
  Cost of shares redeemed                                                          (3,592,303)      (2,803,002)
--------------------------------------------------------------------------------------------------------------
       Change in net assets from capital share transactions                         1,992,468          223,843
--------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                          1,992,438          223,843

NET ASSETS
  Beginning of period                                                                 646,500          422,657
--------------------------------------------------------------------------------------------------------------
  End of period                                                                    $2,638,938       $  646,500
--------------------------------------------------------------------------------------------------------------

 *For the period from December 9, 1996 (commencement of operations) to January 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         California         New York
               U.S. Government                   Tax-Exempt              Tax-Exempt        Tax-Exempt
                Money Market                    Money Market                Money            Money
                    Fund                            Fund                 Market Fund       Market Fund
         ---------------------------     --------------------------     -------------     -------------
         Six Months                      Six Months                        Period            Period
            Ended           Year            Ended           Year            Ended             Ended
           1/31/97          Ended          1/31/97         Ended          1/31/97*          1/31/97*
         (Unaudited)       7/31/96       (Unaudited)      7/31/96        (Unaudited)       (Unaudited)
-------------------------------------------------------------------------------------------------------

         $   46,999      $    61,080     $     7,312     $    8,184       $     362          $    29
                 60                -               -              -               -                -
-------------------------------------------------------------------------------------------------------
             47,059           61,080           7,312          8,184             362               29

            (46,999)         (61,080)         (7,312)        (8,184)           (362)             (29)
                (60)               -               -              -               -                -
-------------------------------------------------------------------------------------------------------
            (47,059)         (61,080)         (7,312)        (8,184)           (362)             (29)
-------------------------------------------------------------------------------------------------------

          5,378,432        5,769,658       1,500,783      1,194,000         149,654           14,154
             43,700           60,634           6,646          8,146             254               19
         (4,134,349)      (5,644,585)     (1,069,314)    (1,178,150)        (67,706)          (6,271)
-------------------------------------------------------------------------------------------------------
          1,287,783          185,707         438,115         23,996          82,202            7,902
-------------------------------------------------------------------------------------------------------
          1,287,783          185,707         438,115         23,996          82,202            7,902

          1,402,397        1,216,690         290,891        266,895               -                -
-------------------------------------------------------------------------------------------------------
         $2,690,180      $ 1,402,397     $   729,006     $  290,891       $  82,202          $ 7,902
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS

                                                                      Money Market Fund
                                                   -------------------------------------------------------
                                                       Six
                                                     Months
                                                      Ended          Year         Year          Period
                                                     1/31/97        Ended        Ended           Ended
                                                   (Unaudited)     7/31/96      7/31/95        7/31/94*
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD               $     1.000     $  1.000     $  1.000       $   1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.024**      0.050        0.050**         0.020
DISTRIBUTIONS
  Net investment income                                 (0.024)      (0.050)      (0.050)**       (0.020)

----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $     1.000     $  1.000     $  1.000       $   1.000
----------------------------------------------------------------------------------------------------------

Total Return                                              2.35%        4.91%        4.97%           1.83%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)           $ 2,638,938     $646,500     $422,657       $ 192,260

Ratio of expenses to average net assets                   0.88%(a)     0.82%        0.82%           0.89%(a)

Ratio of expenses to average net assets
 excluding waivers                                        0.88%(a)     0.82%        0.82%           0.93%(a)

Ratio of net investment income to average net
 assets                                                   4.69%(a)     4.77%        4.96%           2.96%(a)
----------------------------------------------------------------------------------------------------------

(a) Annualized.

* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

** Includes net realized capital gains (losses) which were under $0.001 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

                       U.S. Government
                      Money Market Fund
-------------------------------------------------------------
    Six
  Months
   Ended           Year           Year            Period
  1/31/97         Ended          Ended             Ended
(Unaudited)      7/31/96        7/31/95          7/31/94*
-------------------------------------------------------------

$     1.000     $    1.000     $    1.000     $     1.000
      0.023**        0.050          0.050**         0.020
     (0.023)**      (0.050)        (0.050)         (0.020)

-------------------------------------------------------------
$     1.000     $    1.000     $    1.000     $     1.000
-------------------------------------------------------------
       2.32%          4.74%          4.82%           1.82%
-------------------------------------------------------------

-------------------------------------------------------------
$ 2,690,180     $1,402,397     $1,216,690     $   907,819

       0.83%(a)       0.93%          0.88%           0.80%(a)

       0.83%(a)       0.93%          0.88%           0.83%(a)

       4.64%(a)       4.63%          4.75%           2.91%(a)
-------------------------------------------------------------

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Tax-Exempt
                                                                      Money Market Fund
                                                   -------------------------------------------------------
                                                       Six
                                                     Months
                                                      Ended          Year         Year          Period
                                                     1/31/97        Ended        Ended           Ended
                                                   (Unaudited)     7/31/96      7/31/95        7/31/94*
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD               $     1.000     $  1.000     $  1.000     $   1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.014        0.030        0.030**       0.010
DISTRIBUTIONS
  Net investment income                                 (0.014)      (0.030)      (0.030)       (0.010)

---------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $     1.000     $  1.000     $  1.000     $   1.000
----------------------------------------------------------------------------------------------------------

Total Return                                              1.43%        2.90%        3.05%         1.16%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)           $   729,006     $290,891     $266,895     $ 195,702

Ratio of expenses to average net assets                   0.72%(a)     0.76%        0.72%         0.65%(a)

Ratio of expenses to average net assets
 excluding waivers                                        0.72%(a)     0.78%        0.74%         0.74%(a)

Ratio of net investment income to average net
 assets                                                   2.86%(a)     2.85%        3.01%         1.87%(a)
----------------------------------------------------------------------------------------------------------

(a) Annualized.

* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

** Includes net realized capital gains (losses) which were under $0.001 per share.

*** For the period from December 9, 1996 (commencement of operations) to January
    31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

California Tax-Exempt                  New York Tax-Exempt
  Money Market Fund                     Money Market Fund
---------------------                  -------------------
    Period Ended                          Period Ended
     1/31/97***                            1/31/97***
     (Unaudited)                           (Unaudited)
----------------------------------------------------------

       $ 1.000                               $ 1.000
         0.004                                 0.004
        (0.004)                               (0.004)

----------------------------------------------------------

       $ 1.000                               $ 1.000
----------------------------------------------------------

          0.41%                                 0.41%
----------------------------------------------------------

       $82,202                               $ 7,902

          0.75%(a)                              0.80%(a)

          0.75%(a)                              1.04%(a)

          2.70%(a)                              2.71%(a)

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)

NOTE 1: ORGANIZATION
Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at January 31, 1997 as follows:

    Cash Resource Money Market Fund ("Money Market Fund")

    Cash Resource U.S. Government Money Market Fund ("U.S. Government Fund")

    Cash Resource Tax-Exempt Money Market Fund ("Tax-Exempt Fund")

    Cash Resource California Tax-Exempt Money Market Fund ("California Tax-Exempt Fund")

    Cash Resource New York Tax-Exempt Money Market Fund ("New York Tax-Exempt Fund")

The investment objective of each Fund is to seek current income consistent with preservation of capital and maintenance of liquidity.

The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. Valuation of Securities

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. Security Transactions and Interest Income

Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

D. Expenses

Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

E. Fund Share Valuation and Dividends to Shareholders

Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined daily as of 4:00 p.m. on each day that the New York Stock Exchange is open for trading. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

F. Federal Income Taxes

No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

At July 31, 1996, U.S. Government Fund for federal tax purposes, had a capital loss carryforward of approximately $54,000. Pursuant to the Code, such capital loss carryforwards expire as follows: $1,000 in 2002 and $53,000 in 2003.

G. Deferred Expenses

Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period.

NOTE 3: INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT AGREEMENT

On November 1, 1996, Mentor Investment Advisors, LLC (formerly Commonwealth Investment Counsel, Inc.) became the Fund's investment adviser at which time the obligations of Commonwealth Investment Counsel, Inc., were transferred to Mentor Investment Advisors, LLC (Mentor Advisors). Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC (formerly, Mentor Investment Group, Inc.). Mentor Investment Group, LLC (Mentor) is a subsidiary of Wheat First Butcher Singer, Inc. (Wheat).

Also, effective November 1, 1996, EVEREN Capital Corporation, acquired a 20% ownership interest in Mentor Investment Group, LLC from Wheat First Butcher Singer, Inc. As part of the acquisition agreement, EVEREN may acquire additional ownership based principally on the amount of Mentor Investment Group, LLC's revenues derived from clients of EVEREN Securities, Inc. and assets attributable to its affiliates.

Each Fund pays management fees to Mentor Advisors monthly at the following annual rates, expressed as a percentage of average daily net assets: 0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

Prior to November 1, 1996, Commonwealth Advisors, Inc. (Investment

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Adviser) served as the Funds' investment adviser. Commonwealth Investment Counsel, Inc. (Commonwealth), an affiliate of the Investment Adviser served as sub-adviser to each of the Funds, pursuant to a sub-advisory agreement among the Investment Adviser, Commonwealth and the Trust.

Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the period ended January 31, 1997, Mentor Advisors earned the following advisory fees:

                                              Adviser
                              Adviser           Fee
                                Fee         Voluntarily
                               Earned         Waived
-------------------------------------------------------
Money Market Fund            $1,583,037       $     -
U.S. Government Fund          1,946,036             -
Tax-Exempt Fund                 557,300             -
California Tax-Exempt
  Fund                           30,489             -
New York Tax-Exempt Fund          2,392         2,392

-------------------------------------------------------

In addition, the Funds provide direct reimbursement to Mentor for certain accounting and operation related costs not covered under the Investment Management Agreement. For the period ended January 31, 1997, the Money Market Fund, U.S. Government Fund and Tax-Exempt Fund paid $26,864, $61,426 and $12,888 respectively to Mentor for these direct reimbursements.

DISTRIBUTION AGREEMENT

Under a Distribution Agreement, Mentor Distributors, LLC (Mentor Distributors) (formerly, Mentor Distributors, Inc.) a wholly-owned subsidiary of Mentor, was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for the Money Market Fund, U.S. Government Fund and New York Tax-Exempt Fund and 0.33% of the Fund's average daily net assets for the Tax-Exempt Fund and California Tax-Exempt Fund.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments to qualifying Financial Institutions based on the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial institutions are designated as the Financial Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.33% in the case of Tax-Exempt Fund and California Tax-Exempt
Fund).

TRANSFER AGENT AGREEMENT

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat (from IFTC's own assets) for related services provided by Wheat directly to its clients. For the period ended January 31, 1997, Wheat earned fees of $1,729,968, $1,722,616, $225,724, $14,403 and $2,000 respectively from the Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund.

NOTE 4: CONCENTRATION OF CREDIT RISK

California Tax-Exempt Fund and New York Tax-Exempt Fund invest in obligations issued by the States of California and New York and by their political subdivisions and duly constituted authorities. The issuers' abilities to meet their obligations may be affected by economic and political developments in the States of California and New York. Certain debt obligations held by each of the Funds in the Trust are entitled to the benefits of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

CASH RESOURCE TRUST
SHAREHOLDER INFORMATION

TRUSTEES

Daniel J. Ludeman, TRUSTEE & CHAIRMAN
    Chairman and Chief Executive Officer
    Mentor Investment Group, LLC

Arnold H. Dreyfuss, TRUSTEE
    former Chairman and
    Chief Executive Officer
    Hamilton Beach/Proctor-Silex, Inc.

Thomas F. Keller, TRUSTEE
    former Dean, Fuqua School of Business
    Duke University

Louis W. Moelchert, Jr., TRUSTEE
    Vice President for Business & Finance
    University of Richmond

Stanley F. Pauley, Jr., TRUSTEE
    Chairman and Chief Executive Officer
    Carpenter Company

Troy A. Peery, Jr., TRUSTEE
    President
    Heilig-Meyers Company

Peter J. Quinn, Jr., TRUSTEE
    Managing Director
    Mentor Investment Group, LLC

OFFICERS

Paul F. Costello, PRESIDENT
    Managing Director
    Mentor Investment Group, LLC

Terry L. Perkins, TREASURER
    Senior Vice President
    Mentor Investment Group, LLC

John M. Ivan, SECRETARY
    Managing Director/Assistant General Counsel
    Wheat First Butcher Singer, Inc.

Michael A. Wade, ASSISTANT TREASURER
    Vice President
    Mentor Investment Group, LLC

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

                      (This Page Intentionally Left Blank)

CASH RESOURCE TRUST                                              BULK RATE
901 East Byrd Street                                           U.S. POSTAGE
Richmond, VA 23219                                                 PAID
(800) 382-0016                                              RICHMOND, VIRGINIA
                                                              PERMIT NO. 1225


                              CASH RESOURCE TRUST

     ---------------------------------------------------------------------
                               SEMI-ANNUAL REPORT

     ---------------------------------------------------------------------

                                January 31, 1997

                         [MENTOR INVESTMENT GROUP LOGO]

CASH RESOURCE TRUST                                              BULK RATE
901 East Byrd Street                                           U.S. POSTAGE
Richmond, VA 23219                                                 PAID
(800) 382-0016                                              RICHMOND, VIRGINIA
                                                              PERMIT NO. 1225

                         [MENTOR INVESTMENT GROUP LOGO]

                              CASH RESOURCE TRUST

     ---------------------------------------------------------------------
                               SEMI-ANNUAL REPORT

     ---------------------------------------------------------------------

                                January 31, 1997

                            [EVEREN SECURITIES LOGO]